Employee Benefits - Summary of Employee Benefits (Details) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Classes of employee benefits expense [abstract]
Wages and salaries		€ 22,453	€ 26,659
Share-based payment plans expenses		537	1,404
Social Security		5,146	8,928
Total	[1]	€ 28,136	€ 36,991

[1]	Unaudited